Vista Outdoor Inc. - 10-Q Derivative Financial Instruments (Quantitative Disclosures of Derivative Instruments) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in other comprehensive income	$ 1,034	$ 1,256	$ 2,607	$ (4,829)	$ 0
Gain (loss) reclassified from other comprehensive income into earnings	208	(811)	(2,025)	65	0
Foreign currency forward contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in other comprehensive income	330	(161)	199	(3,782)	0
Foreign currency forward contracts | Cost of sales
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from other comprehensive income into earnings	0	(400)	(1,349)	(588)	0
Foreign currency forward contracts | Other income (expense), net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from other comprehensive income into earnings	13	(679)	(1,642)	0	0
Lead forward contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in other comprehensive income	379	146	115	713	0
Lead forward contracts | Cost of sales
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from other comprehensive income into earnings	35	194	446	653	0
Interest rate swap contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) recognized in other comprehensive income	325	1,271	2,293	(1,760)	0
Interest rate swap contracts | Interest expense, net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) reclassified from other comprehensive income into earnings	$ 160	$ 74	$ 520	$ 0	$ 0